Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Sts.
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

March 27, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hatteras Ramius 1009 Institutional Fund
(1933 Act Registration No. )
(1940 Act Registration No. 811-22284)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Hatteras Ramius 1099 Institutional Fund (the “Registrant”).  The Registration Statement is being filed pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (215) 988-2959.

Very truly yours, /s/ Joshua B. Deringer Joshua B. Deringer